Subordinated Liabilities - Activity (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 USD ($)
Financial liabilities
Outstanding issue amount		$ 1,191,900		$ 1,224,066
Subordinated liabilities | Financial liabilities at amortized cost
Financial liabilities
Outstanding issue amount	$ 1,825,000,000	35,885	$ 1,822,000,000	37,576	$ 1,321,000,000
Tier II Subordinated Capital Notes | Financial liabilities at amortized cost
Financial liabilities
Outstanding issue amount	$ 1,300,000,000	26,054		27,278
Annual interest rate (as percent)	5.95%
Subordinated Additional Tier I Capital Notes | Financial liabilities at amortized cost
Financial liabilities
Outstanding issue amount	$ 500,000,000	$ 9,831		$ 10,298
Annual interest rate (as percent)	8.50%